Financial assets and liabilities - Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 610,973	$ 539,786
Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	511,835	353,449
Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings	99,138	186,337
Less than 1 year [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	109,016	113,174
Less than 1 year [member] | Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings	54,206	77,053
From 1 to 2 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	112,860	105,652
From 1 to 2 years [member] | Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings	44,932	64,352
From 2 to 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	214,491	134,623
From 2 to 5 years [member] | Variable interest
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 44,932
Over 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 75,468